Filed pursuant to Rule 497(a)

Registration No. 333-190850

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

* * * May be forwarded externally ONLY to US/Canadian-based accounts* * *

Prospect Capital Corporation Guidance

ISSUER: Prospect Capital Corporation (“PSEC”)

EXPECTED RATINGS: BBB (S&P) (Negative)

SECURITY DESCRIPTION: Unsecured Notes

FORMAT: SEC Registered

SIZE: TBD

MATURITY: 5.25 yr Fixed

PRICE GUIDANCE: 5.000% – 5.250%

ACTIVE BOOKRUNNERS:  BARC/GS/RBC/UBS

PASSIVE BOOKRUNNER:  BNP

LEAD MANAGER: BMO

CO-MANAGERS: BBT/FITB/KEY/MUS

MINIMUM DENOMS: $1,000 x $1,000

USE OF PROCEEDS: To repay debt outstanding under PSEC credit facility

SETTLEMENT: T+3

TIMING: Today’s Business

Investors are advised to carefully consider the investment objective, risks, charges and expenses of PSEC before investing. The preliminary prospectus supplement dated March 31, 2014, together with an accompanying prospectus, which have been filed with the Securities and Exchange Commission, contain this and other information about PSEC and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of PSEC and are not soliciting an offer to buy such securities in any state where such offer and sale is not permitted.

The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus, copies of which may be obtained from: Barclays Capital Inc., c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, New York 11717, tel: 888-603-5847, email: Barclaysprospectus@broadridge.com; Goldman, Sachs & Co., Attn: Prospectus Department, 200 West Street, New York, NY 10282, tel: 866-471-2526, facsimile: 212-902-9316, or e-mail: prospectus-ny@ny.email.gs.com; RBC Capital Markets, LLC, 3 WFC 200 Vesey Street New York, NY 10281 Attn: Prospectus Department, tel: 866-375-6829, email: RBCNYFixedIncomeProspectus@rbccm.com; and UBS Securities LLC, 299 Park Avenue, New York, NY 10171, Attn: Prospectus Specialist, tel: 877-827-6444, ext. 561 3884.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.